Payables and other current liabilities (Tables)	3 Months Ended
Mar. 31, 2025
Trade and other current payables [abstract]
Disclosure of breakdown of trade and other payables	Trade payables and other current liabilities break down as follows:

(amounts in thousands of euros)
TRADE PAYABLES AND OTHER CURRENT LIABILITIES	AS OF DECEMBER 31, 2024	AS OF MARCH 31, 2025
Trade payables	30,748	34,046
Accrued invoices	13,049	22,480
Other	26	—
Trade payables and other current liabilities	43,824	56,525

Disclosure of tax and employee-related payables	Tax and employee-related payables are presented below:

(amounts in thousands of euros)
TAX AND EMPLOYEE-RELATED PAYABLES	AS OF DECEMBER 31, 2024	AS OF MARCH 31, 2025
Employee-related payables	2,742	1,353
Social security and other	1,783	1,506
Other tax and related payments	184	207
Tax and employee-related payables	4,709	3,065